May 2, 2017

DREYFUS ULTRA SHORT INCOME FUND

Supplement to Current Statement of Additional Information

The following information supplements the portfolio manager information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage. If a portfolio manager is a primary portfolio manager for multiple funds with different fiscal year ends, information is provided as of the most recent last fiscal year end of the relevant funds, unless otherwise indicated.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
Bernard W. Kiernan[1]	22	$159 Billion	7	$58.4 Billion	None	N/A
Edward J. Von Sauers[1]	22	$159 Billion	7	$58.4 Billion	None	N/A
James G. O'Connor[1]	22	$159 Billion	7	$58.4 Billion	None	N/A
Thomas S. Riordan[1]	22	$159 Billion	7	$58.4 Billion	None	N/A

1Because Messrs. Kiernan, Von Sauers, O'Connor and Riordan became portfolio managers of Dreyfus Ultra Short Income Fund as of May 2, 2017, the information provided is as of March 31, 2017.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts
Bernard W. Kiernan	None	N/A	N/A
Edward J. Von Sauers	None	N/A	N/A
James G. O'Connor	None	N/A	N/A
Thomas S. Riordan	None	N/A	N/A

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, unless otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Bernard W. Kiernan[1]	DUSIF	None
Edward J. Von Sauers[1]	DUSIF	None
James G. O'Connor[1]	DUSIF	None
Thomas S. Riordan[1]	DUSIF	None

1Because Messrs. Kiernan, Von Sauers, O'Connor and Riordan became portfolio managers of Dreyfus Ultra Short Income Fund as of May 2, 2017, the information provided is as of March 31, 2017.

GRP1-SAISTK-0517